Supplemental Oil and Gas Disclosures - Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 14,785	$ 8,072
Future production costs	6,112	4,076
Future development costs	2,070	1,518
Future income tax provisions	408	0
Future net cash flows	6,195	2,478
Less 10 percent annual discount for estimated timing of cash flows	(3,034)	(1,440)
Standardized measure of discounted future net cash inflows	$ 3,161	$ 1,038	$ 1,284	$ 3,883